Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Parenthetical) (Details) In Thousands, except Share data, unless otherwise specified	10 Months Ended					1 Months Ended			1 Months Ended
	Jun. 23, 1997 USD ($)	Dec. 31, 2012	Aug. 25, 2011	May 20, 2007	Jul. 20, 2005	Apr. 30, 2010 Private Placement [Member] USD ($)	Apr. 30, 2010 Private Placement [Member] CAD	Dec. 31, 2011 Private Placement [Member]	Mar. 29, 2011 Non-Broker Rights Offering [Member] USD ($)	Mar. 29, 2011 Non-Broker Rights Offering [Member] CAD	Dec. 31, 2011 Non-Broker Rights Offering [Member]
Class of Warrant or Right [Line Items]
Issuance of stock	$ 0					$ 240,066			$ 84,559
Issuance of stock, price per share							0.03			0.03
Proceeds from issuance of unit							7,200		$ 2,547
Common shares issuable upon exercise of outstanding warrants		18,035						18			18
Warrants, exercise Price			1.44	2.05	1.75			1.44			1.44
Warrants, term						5 years	5 years				5 years